Summary of Significant Accounting Policies and Recently Issued Accounting Pronouncements (Details)	12 Months Ended
Dec. 31, 2015
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of expected useful life or lease term
Computer Equipment And Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Computer Equipment And Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	7 years